Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Schedule of impact of restatement on balance sheet, statement of operations and statements of cash flow

	As of December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,235,286	$—	$251,235,286
Liabilities and shareholders’ equity
Total current liabilities	$736,222	$—	$736,222
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	7,492,500	7,492,500
Total liabilities	9,486,222	7,492,500	16,978,722
Ordinary shares, no par value; shares subject to possible redemption	236,749,060	(7,492,500)	229,256,560
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,743,573	2,238,486	7,982,059
Accumulated deficit	(743,569)	(2,238,486)	(2,982,055)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,235,286	$—	$251,235,286

	For the Period from June 3, 2020
	(Inception) through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$787,645	$—	$787,645
Administrative fees – related party	20,000	—	20,000
Loss from operations	(807,645)	—	(807,645)
Change in fair value of derivative warrant liabilities	—	(2,227,500)	(2,227,500)
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	64,076	—	64,076
Net loss	$(743,569)	$(2,238,486)	$(2,982,055)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net loss per share, Founder Shares	$(0.12)	$(0.33)	$(0.45)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00
Statement of Cash Flows
Net loss	$(743,569)	$(2,238,486)	$(2,982,055)
Change in fair value of warrant liabilities	—	2,227,500	2,227,500
Offering costs associated with issuance of private warrants	—	10,986	10,986
Net cash used in operating activities	(564,227)	—	(564,227)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,325,750	—	251,325,750
Net change in cash	$761,523	$—	$761,523
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	$25,000	$—	$25,000
Offering costs included in accrued expenses	$70,000	$—	$70,000
Deferred underwriting commissions	$8,750,000	$—	$8,750,000
Initial value of ordinary shares subject to possible redemption	$237,443,130	$(5,265,000)	$232,178,130
Change in value of ordinary shares subject to possible redemption	$(694,070)	$(2,227,500)	$(2,921,570)

	As of August 10, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,994,299	$—	$251,994,299
Liabilities and shareholders’ equity
Total current liabilities	$801,165	$—	$801,165
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	5,265,000	5,265,000
Total liabilities	9,551,165	5,265,000	14,816,165
Ordinary shares, no par value; shares subject to possible redemption	237,443,130	(5,265,000)	232,178,130
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,049,504	10,986	5,060,490
Accumulated deficit	(49,500)	(10,986)	(60,486)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,994,299	$—	$251,994,299

	As of September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,441,956	$—	$251,441,956
Liabilities and shareholders’ equity
Total current liabilities	$388,082	$—	$388,082
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	5,197,500	5,197,500
Total liabilities	9,138,082	5,197,500	14,335,582
Ordinary shares, no par value; shares subject to possible redemption	237,303,870	(5,197,500)	232,106,370
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,188,763	(56,514)	5,132,249
Accumulated deficit	(188,759)	56,514	(132,245)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,441,956	$—	$251,441,956

	For the Period from June 3, 2020
	(Inception) through September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$183,495	$—	$183,495
Administrative fee – related party	20,000	—	20,000
Loss from operations	(203,495)	—	(203,495)
Change in fair value of derivative warrant liabilities	—	67,500	67,500
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	14,736	—	14,736
Net income (loss)	$(188,759)	$56,514	$(132,245)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net income (loss) per share, Founder Shares	$(0.03)	$0.01	$(0.02)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00

	For the Three Months Ended September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$173,275	$—	$173,275
Administrative fee – related party	20,000	—	20,000
Loss from operations	(193,275)	—	(193,275)
Change in fair value of derivative warrant liabilities	—	67,500	67,500
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	14,736	—	14,736
Net income (loss)	$(178,539)	$56,514	$(122,025)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net income (loss) per share, Founder Shares	$(0.03)	$0.01	$(0.02)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00

	For the Period from June 3, 2020
	(Inception) through September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net income	$(188,759)	$56,514	$(132,245)
Change in fair value of warrant liabilities	—	(67,500)	(67,500)
Offering costs associated with issuance of private warrants	—	10,986	10,986
Net cash used in operating activities	(412,696)	0	(412,696)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,344,656	—	251,344,656
Net change in cash	$931,960	$—	$931,960
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	$25,000	$—	$25,000
Offering costs included in accrued expenses	$70,000	$—	$70,000
Deferred underwriting commissions	$8,750,000	$—	$8,750,000
Initial value of ordinary shares subject to possible redemption	$237,443,130	$(5,265,000)	$232,178,130
Change in value of ordinary shares subject to possible redemption	$(139,264)	$67,504	$(71,760)